Investor A Institutional [Member] Annual Fund Operating Expenses - Investor A Shares Institutional Shares - iShares MSCI Total International Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[1],[2]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.10%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement		[1],[3]
Net Expenses (as a percentage of Assets)	0.40%	[1],[3]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.09%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.14%
Fee Waiver or Reimbursement		[1],[3]
Net Expenses (as a percentage of Assets)	0.14%	[1],[3]

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[2]	The fees and expenses shown in the table above and the example that follows include both the expenses of the Fund and its share of the allocated expenses of Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The management fees are paid by the Master Portfolio.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BFA and BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.41% (for Investor A Shares) and 0.16% (for Institutional Shares) of average daily net assets through June 30, 2027. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or of MIP, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio, as applicable.